13. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Security deposit		$ 146,091
Administrative rent expense		112,675	$ 59,228
Rent capitalized into inventory as manufacturing overhead costs		$ 446,618	$ 337,287
Current monthly lease payment	$ 46,800
Lease expiration date	Aug. 31, 2020